May 1, 2009

Keith O`Connell
Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Balanced Fund, Inc.
 File Nos. 033-38791/811-6275; PEA No.: 20
 T. Rowe Price Blue Chip Growth Fund, Inc.

T. Rowe Price Blue Chip Growth Fund--Advisor Class
 T. Rowe Price Blue Chip Growth Fund--R Class
 File Nos. 033-49581/811-7059; PEA No.: 21
 T. Rowe Price Capital Appreciation Fund
 T. Rowe Price Capital Appreciation Fund--Advisor Class
 File Nos. 033-05646/811-4519; PEA No.: 27
 T. Rowe Price Capital Opportunity Fund, Inc.
 T. Rowe Price Capital Opportunity Fund--Advisor Class
 T. Rowe Price Capital Opportunity Fund--R Class
 File Nos. 033-56015/811-07225; PEA No.: 17
 T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.
 File Nos. 333-109958/811-21454; PEA No.: 7
 T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
 File Nos. 333-26323/811-08203; PEA No.: 14
 T. Rowe Price Dividend Growth Fund, Inc.
 T. Rowe Price Dividend Growth Fund--Advisor Class
 File Nos. 033-49187/811-7055; PEA No.: 20
 T. Rowe Price Equity Income Fund
 T. Rowe Price Equity Income Fund--Advisor Class
 T. Rowe Price Equity Income Fund--R Class
 File Nos. 033-00070/811-4400; PEA No.: 33
 T. Rowe Price Financial Services Fund, Inc.
 File Nos. 333-09551/811-07749; PEA No.: 14
 T. Rowe Price Global Real Estate Fund, Inc.
 T. Rowe Price Global Real Estate Fund--Advisor Class
 File Nos. 333-153130/811-22218; PEA No.: 1

May 1, 2009

T. Rowe Price Global Technology Fund, Inc.
 File Nos. 333-40086/811-09995; PEA No.: 9
 T. Rowe Price Growth & Income Fund, Inc.
 File Nos. 002-79190/811-3566; PEA No.: 34

T. Rowe Price Growth Stock Fund, Inc.
 T. Rowe Price Growth Stock Fund--Advisor Class
 T. Rowe Price Growth Stock Fund--R Class
 File Nos. 002-10780/811-579; PEA No.: 104
 T. Rowe Price Health Sciences Fund, Inc.
 File Nos. 033-63759/811-07381; PEA No.: 15
 T. Rowe Price Index Trust, Inc.
 T. Rowe Price Equity Index 500 Fund
 T. Rowe Price Extended Equity Market Index Fund
 T. Rowe Price Total Equity Market Index Fund
 File Nos. 033-32859/811-5986; PEA No.: 23
 T. Rowe Price Institutional Equity Funds, Inc.
 T. Rowe Price Institutional Large-Cap Core Growth Fund
 T. Rowe Price Institutional Large-Cap Growth Fund
 T. Rowe Price Institutional Large-Cap Value Fund
 T. Rowe Price Institutional Mid-Cap Equity Growth Fund
 T. Rowe Price Institutional Small-Cap Stock Fund
 T. Rowe Price Institutional U.S. Structured Research Fund
 File Nos. 333-04753/811-07639; PEA No.: 25
 T. Rowe Price Institutional International Funds, Inc.
 T. Rowe Price Institutional Emerging Markets Bond Fund
 T. Rowe Price Institutional International Bond Fund
 File Nos. 033-29697/811-5833; PEA No.: 35
 T. Rowe Price International Funds, Inc.
 T. Rowe Price Emerging Markets Bond Fund
 T. Rowe Price International Bond Fund
 T. Rowe Price International Bond Fund--Advisor Class
 File Nos. 002-65539/811-2958; PEA No.: 108
 T. Rowe Price Media & Telecommunications Fund, Inc.
 File Nos. 333-27963/811-07075; PEA No.: 12
 T. Rowe Price Mid-Cap Growth Fund, Inc.
 T. Rowe Price Mid-Cap Growth Fund--Advisor Class
 T. Rowe Price Mid-Cap Growth Fund--R Class
 File Nos. 033-47806/811-6665; PEA No.: 22

May 1, 2009

T. Rowe Price Mid-Cap Value Fund, Inc.
 T. Rowe Price Mid-Cap Value Fund--Advisor Class
 T. Rowe Price Mid-Cap Value Fund--R Class
 File Nos. 333-02993/811-07605; PEA No.: 15
 T. Rowe Price New America Growth Fund
 T. Rowe Price New America Growth Fund--Advisor Class
 File Nos. 002-99122/811-4358; PEA No.: 33
 T. Rowe Price New Era Fund, Inc.
 File Nos. 002-29866/811-1710; PEA No.: 77

T. Rowe Price New Horizons Fund, Inc.
 File Nos. 002-18099/811-958; PEA No.: 81
 T. Rowe Price Real Estate Fund, Inc.
 T. Rowe Price Real Estate Fund--Advisor Class
 File Nos. 333-36137/811-08371; PEA No.: 16
 T. Rowe Price Science & Technology Fund, Inc.
 T. Rowe Price Science & Technology Fund--Advisor Class
 File Nos. 033-16567/811-5299; PEA No.: 26
 T. Rowe Price Small-Cap Stock Fund, Inc.
 T. Rowe Price Small-Cap Stock Fund--Advisor Class
 File Nos. 002-12171/811-696; PEA No.: 104
 T. Rowe Price Small-Cap Value Fund, Inc.
 T. Rowe Price Small-Cap Value Fund--Advisor Class
 File Nos. 002-43237/811-2215; PEA No.: 44
 T. Rowe Price Spectrum Fund, Inc.
 Spectrum Growth Fund
 Spectrum Income Fund
 Spectrum International Fund
 File Nos. 033-10992/811-4998; PEA No.: 24
 T. Rowe Price Value Fund, Inc.
 T. Rowe Price Value Fund--Advisor Class
 File Nos. 033-54963/811-07209; PEA No.: 18

Dear Mr. O`Connell:

This letter accompanies our filing of the above-referenced Funds` Statement of Additional Information under Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds` Statement of Additional Information or prospectuses that were filed under Rule 485(b) on April 28, 2009.

May 1, 2009

The Prospectuses and Statement of Additional Information went effective automatically on  May 1, 2009.

If you have any questions about this filing, please contact me at 410-345-4981, or in my absence, Darrell N. Braman at 410-345-2013.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman